SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The following are subsequent events that the Company considers may be material:

•	New convertible debentures were issued to investors between October 1, 2023 to November 14, 2023 totaling $215,000.

•	Series “A” Convertible Preferred Stock terms were modified and the following was approved by the Board of Directors in March 2023. The terms of the stock were modified as follows:

•	The holders of the Series “A” Convertible Preferred Stock shall vote together with the holders of preferred stock (including on an as converted basis) and common stock as a single class. The Series “A” Convertible Preferred Stock stockholder is entitled to 3,000 votes for every one (1) share of Series “A” Convertible Preferred Stock held.

•	The three major shareholders elected to convert 50,000,000 common shares of stock into 16,665 shares of Series “A” Convertible Stock.

•	As of November 16, 2023, this conversion of common into Series “A” Convertible Preferred Stock has not formerly been filed with the Secretary of State for Wyoming. Once that is completed, the financial statements will reflect this change.

NOTE 11 – SUBSEQUENT EVENTS

The following are subsequent events that the Company considers may be material:

•	Net money raised since December 31, 2022 – Over $700,000 was raised and, after some investors were paid back, the Company netted around $490,000.

•	The Company had filed an S-1 Registration statement in 2022 and it became effective in January 2023. This gave the Company the right to sell 10 million shares of common at $0.40 per share and allowed almost seven million shares of stock from debentures converted in 2022 to become free trading shares.

•	Series “A” Convertible Stock. The terms of the stock were also modified as follows:

o	The holder of the Series “A” Convertible Preferred Stock shall vote together with the holders of preferred stock (including on an as converted basis) and common stock, as a single class. The Series “A” Convertible Preferred Stock stockholder is entitled to 3,000 votes for every one (1) share of Series “A” Convertible Preferred Stock held.